(10) DEFERRED TAX ASSETS AND LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Total	R$ 16,647	R$ (179,847)
Total tax credit	1,064,716	956,380
Total tax debit	(1,048,069)	(1,136,227)
Social Contribution Credit (Debit) [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Tax losses carryforwards	124,852	137,577
Tax benefit of merged intangible	89,511	97,288
Temporarily nondeductible/taxable differences	(218,616)	(292,257)
Subtotal	(4,254)	(57,392)
Income Tax Credit (Debit) [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Tax losses carryforwards	345,462	382,359
Tax benefit of merged intangible	288,754	315,189
Temporarily nondeductible/taxable differences	(602,934)	(809,917)
Subtotal	31,282	(112,369)
PIS And COFINS Credit (Debit) [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Temporarily nondeductible/taxable differences	R$ (10,380)	R$ (10,086)